Intangible Assets Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 19, 2013	Mar. 19, 2013 Energias Renovables del Sur S.A. (Enresur)
Intangible assets other than goodwill
Payments to acquire businesses including transaction expenses					$ 2,092
Area of undeveloped land located in Nueva Palmira free zone, for which a right to occupy is held				12
Amortization expense	$ 3,799	$ 4,438	$ 4,436